Finance Expense - Disclosure of Detailed Information About Finance Expense (Details) - NZD ($) $ in Thousands		12 Months Ended
		Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Finance Expense
Interest expense on external borrowings		$ 1,256	$ 1,608	$ 2,338
Interest expense on convertible loan notes		5,681	1,425
Interest expense on leases (see note 19)		1,405	1,674
Interest (income)/expense on shareholder loans	[1]		(165)	1,062
Amortisation of loan set up costs		(128)	671	641
Finance expense		$ 8,214	$ 5,213	$ 4,041

[1]	In the prior year, the shareholder loan payable was derecognised resulting in a reversal of interest expense.